John Hancock Diversified Macro Fund Average Annual Total Returns - Class A C I R6 [Member]		12 Months Ended	60 Months Ended	77 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	1.23%
ICE BofA 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	3.23%	2.72%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(12.50%)	0.04%	(0.15%)
Performance Inception Date	Jul. 29, 2019
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(12.52%)	(1.32%)	(1.48%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(7.40%)	(0.50%)	(0.61%)
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(9.43%)	0.33%	(0.09%)
Class I
Prospectus [Line Items]
Average Annual Return, Percent		(7.68%)	1.34%	0.93%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		(7.23%)	1.51%	1.09%